Share-Based Compensation (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 13, 2023	Mar. 31, 2023	Dec. 31, 2022	May 25, 2021
Share-Based Compensation (Details) [Line Items]
Business combination, shares of common stock per common unit	0.5562	0.5562
Pursuant shares				6,125,000
Estimated unrecognized (in Dollars)			$ 1.6
Weighted average period			1 year 10 months 24 days
A2021 Unit Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Unrecognized compensation costs (in Dollars)		$ 1.8
Class B Common Stock [Member] | A2021 Unit Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Units reserved for issuance		1,835,335
Class A Common Stock [Member] | Omnibus Incentive2023 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Units reserved for issuance		12,706,811
Share-Based Payment Arrangement, Option [Member] | A2021 Unit Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Units reserved for issuance				6,125,000
Unrecognized compensation costs, period for recognition		1 year 11 months 4 days